Consolidated Statements of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Income from discontinued operations, income taxes	$ 2.4	$ 1.1